GOLDMAN SACHS TRUST

Preferred Shares of the

Goldman Sachs Financial Square FundsSM

Goldman Sachs Financial Square Prime Obligations Fund

Goldman Sachs Financial Square Money Market Fund

Goldman Sachs Financial Square Treasury Obligations Fund

Goldman Sachs Financial Square Treasury Instruments Fund

Goldman Sachs Financial Square Treasury Solutions Fund

Goldman Sachs Financial Square Government Fund

Goldman Sachs Financial Square Federal Instruments Fund

Goldman Sachs Investor FundsSM

Goldman Sachs Investor Tax-Exempt Money Market Fund

(each, a “Fund and, collectively, the “Funds”)

Supplement dated February 21, 2018 to the

Prospectus dated December 29, 2017, as supplemented to date

At its meeting held on February 15, 2018, the Board of Trustees of Goldman Sachs Trust approved reductions to each Fund’s contractual management fee rate, as outlined below.

Reductions in Fund Contractual Management Fee Rates

Financial Square Funds	Current Fee	Reduced Fee
Prime Obligations Fund
Money Market Fund	0.205%	0.16%
Government Fund
Treasury Obligations Fund
Treasury Instruments Fund
Treasury Solutions Fund	0.205%	0.18%
Federal Instruments Fund

Investor Funds	Current Fee	Reduced Fee
Tax-Exempt Money Market Fund	0.205%	0.16%

Effective immediately, the Funds’ Prospectus is revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Financial Square Prime Obligations Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

Prime Obligations Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.16%
Other Expenses	0.16%
Administration Fees	0.10%
All Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.32%
Expense Limitation[2]	(0.04)%
Total Annual Fund Operating Expenses After Expense Limitation	0.28%

[1]	The Fund’s “Management Fees” have been restated to reflect current fees.
[2]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Financial Square Prime Obligations Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Preferred Shares of the Fund for the time periods indicated and then redeem all of your Preferred Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Preferred Shares	$29	$99	$176	$402

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Financial Square Money Market Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

Money Market Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.16%
Other Expenses	0.14%
Administration Fees	0.10%
All Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.30%
Expense Limitation[2]	(0.02)%
Total Annual Fund Operating Expenses After Expense Limitation	0.28%

[1]	The Fund’s “Management Fees” have been restated to reflect current fees.
[2]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Financial Square Money Market Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Preferred Shares of the Fund for the time periods indicated and then redeem all of your Preferred Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Preferred Shares	$29	$94	$167	$379

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Financial Square Treasury Obligations Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

Treasury Obligations Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.18%
Other Expenses	0.12%
Administration Fees	0.10%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.30%

[1]	The Fund’s “Management Fees” have been restated to reflect current fees.

The following replaces in its entirety the “Financial Square Treasury Obligations Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Preferred Shares of the Fund for the time periods indicated and then redeem all of your Preferred Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Preferred Shares	$31	$97	$169	$381

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Financial Square Treasury Instruments Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

Treasury Instruments Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.18%
Other Expenses	0.12%
Administration Fees	0.10%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.30%

[1]	The Fund’s “Management Fees” have been restated to reflect current fees.

The following replaces in its entirety the “Financial Square Treasury Instruments Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Preferred Shares of the Fund for the time periods indicated and then redeem all of your Preferred Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Preferred Shares	$31	$97	$169	$381

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Financial Square Treasury Solutions Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

Treasury Solutions Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.18%
Other Expenses	0.12%
Administration Fees	0.10%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.30%

[1]	The Fund’s “Management Fees” have been restated to reflect current fees.

The following replaces in its entirety the “Financial Square Treasury Solutions Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Preferred Shares of the Fund for the time periods indicated and then redeem all of your Preferred Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Preferred Shares	$31	$97	$169	$381

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Financial Square Government Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

Government Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.16%
Other Expenses	0.12%
Administration Fees	0.10%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.28%

[1]	The Fund’s “Management Fees” have been restated to reflect current fees.

The following replaces in its entirety the “Financial Square Government Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Preferred Shares of the Fund for the time periods indicated and then redeem all of your Preferred Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Preferred Shares	$29	$90	$157	$356

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Financial Square Federal Instruments Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

Federal Instruments Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.18%
Other Expenses	0.16%
Administration Fees	0.10%
All Other Expenses[2]	0.06%
Total Annual Fund Operating Expenses	0.34%
Expense Limitation[3]	(0.04)%
Total Annual Fund Operating Expenses After Expense Limitation	0.30%

[1]	The Fund’s “Management Fees” have been restated to reflect current fees.
[2]	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[3]

The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to

0.014% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Financial Square Federal Instruments Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Preferred Shares of the Fund for the time periods indicated and then redeem all of your Preferred Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Preferred Shares	$31	$105	$187	$427

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Investor Tax-Exempt Money Market Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

Tax-Exempt Money Market Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.16%
Other Expenses	0.18%
Administration Fees	0.10%
All Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.34%
Expense Limitation[2]	(0.06)%
Total Annual Fund Operating Expenses After Expense Limitation	0.28%

[1]	The Fund’s “Management Fees” have been restated to reflect current fees.
[2]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Investor Tax-Exempt Money Market Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Preferred Shares of the Fund for the time periods indicated and then redeem all of your Preferred Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Preferred Shares	$29	$103	$185	$425

The following replaces in its entirety the “Service Providers—Management Fees and Other Expenses” section of the Prospectus:

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

Financial Square Funds	Contractual Management Fee Annual Rate	Actual Rate For the Fiscal Year Ended August 31, 2017*,**
Prime Obligations	0.16%	0.16%
Money Market	0.16%	0.16%
Treasury Obligations	0.18%	0.18%
Treasury Instruments	0.18%	0.18%
Treasury Solutions	0.18%	0.18%
Government	0.16%	0.16%
Federal Instruments	0.18%	0.18%

Investor Funds
Tax-Exempt Money Market	0.16%	0.16%

*	The Actual Rate may not correlate to the Contractual Management Fee Annual Rate as a result of management fee waivers that may be in effect from time to time.
**	Prior to February 16, 2018, the contractual management fee rate for each of the Funds was 0.205% of the Fund’s average daily net assets.

The Investment Adviser may waive a portion of its management fees from time to time, and may discontinue or modify any such waiver in the future, consistent with the terms of any fee waiver arrangement in place. Due to the current low yield environment, the Investment Adviser may voluntarily waive a portion of its management fees, and these waivers may exceed what is stipulated in any fee waiver arrangements. These temporary waivers may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.

The Investment Adviser has agreed to reduce or limit each Fund’s “Other Expenses” (excluding acquired fund fees and expenses, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) equal on an annualized basis to 0.014% of each Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate this expense limitation arrangement without the approval of the Board of Trustees. The expense limitation arrangement may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so. A Fund’s “Other Expenses” or “Total Annual Fund Operating Expenses” (as applicable) may be further reduced by any custody and transfer agency fee credits received by the Fund.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreements for the Funds in 2017 is available in the Funds’ Annual Report dated August 31, 2017.

This Supplement should be retained with your Prospectus for future reference.

MMFPREFFEESCHG 02-18